Application of new and amended standards and interpretations and standards not in force yet	12 Months Ended
Dec. 31, 2020
Application of new and amended standards and interpretations and standards not in force yet
3.	Application of new and amended standards and interpretations and standards not in force yet

The consolidated financial statements of Grupo Simec, S.A.B. de C.V. and its Subsidiaries for the periods presented have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS also includes all current International Accounting Standards (IAS), in force, as well as all related interpretations issued by the IFRS Interpretations Committee (IFRIC), including those issued previously by the Standing Interpretations Committee. The company applied the effective IFRS as of December 31, 2020.

International Financial Reporting Standards, not in force yet.

Following are the amendments that could have an effect on Simec financial information, which were issued by the IASB (International Accounting Standards Board) but are not yet effective as of the date of these financial statements.

Amendments applicable as of 2021:

In August 2020, the IASB issued a document entitled “Reform of the Interest Rate Benchmark - Phase 2, which modify IFRS 4.- Insurance Contracts, IFRS 7.- Financial Instruments: Disclosures, IFRS 9.- Financial Instruments, IFRS 16.-

Leases and IAS 39.- Financial Instruments: Recognition and Measurement. Amendments for Phase 2 introduce matters that could affect financial information during the reform of a benchmark interest rate, including the effects of changes in contractual cash flows or hedging relationships arising from the replacement of a benchmark interest rate with an alternative interest rate. The Phase 2 amendment objectives are:

• Assist companies in applying Standards when changes are made to contractual cash flows or hedging relationships because of the interest benchmark rate reform; and

• Providing useful information to users of financial statements.

Amendments applicable as of 2022:

In May 2020, the following amendments were issued:

Reference to the conceptual framework

IFRS 3.- Business Combinations, the amendments correspond only to references to the conceptual framework.

Onerous contracts: Cost of fulfilling a contract.

IAS 37.- Provisions, Contingent Liabilities and Contingent Assets; this standard defines an onerous contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The amendments clarify that for the purpose of assessing whether a contract is onerous, the cost of fulfilling the contract includes both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts.

Property, plant and equipment: Revenues from the use previously foreseen

IFRS 16.- Property, plant and equipment, this amendment prohibits an entity from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related cost in profit or loss.

Also in May 2020, annual improvements to IFRS Standards 2018-2020 were issued, effective January 1, 2022:.

IFRS 1 First-time Adoption of International Financial Reporting Standards

Purpose of improvement:

Some options are established for the application of the Standards to Subsidiaries as a first-time adopter of IFRS

IFRS 9 Financial Instruments.

Purpose of improvement:

This IFRS establishes that a substantial modification of the current conditions of an existing financial liability or part thereof shall be accounted for as a cancellation of the original financial liability and the recognition of a new financial liability.

This amendment establishes that the conditions will be substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability

Amendments applicable as of 2023:

In January 2020, the IASB issued an amendment to IAS 1.- Presentation of Financial Statements, which clarifies that in order to reclassify a current liability as a non-current liability, the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period. At the effective date of this amendment, July 2020, it was deferred until January 1, 2023.

Simec is evaluating the impact that these amendments could have on its financial statements.